Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 15)	¥ 2,331,775	$ 336,826	¥ 1,368,012
Capitalized contract cost	176,341	25,472	130,015	$ 18,780	¥ 122,627
Contract liabilities (Note 25)	¥ 994,321	$ 143,629	¥ 630,683